Income Taxes - Schedule of Deferred Income Tax Assets (Liabilities) (Details) - Coinshares International Limited [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Taxes - Schedule of Deferred Income Tax Assets (Liabilities) (Details) [Line Items]
Unrealized Gains/Losses	$ 58	$ 298
Lease Liability	499	748
Net operating losses	3,667	2,618
Deferred Tax Assets	4,224	3,664
Less: Valuation allowance	(3,557)	(2,640)
Total Deferred Tax Assets	667	1,024
ROU Asset	(461)	(682)
Depreciation & Amortization	(67)	(46)
Unrealized Gains/Losses	(139)	(296)
Total Deferred Tax Liabilities	(667)	(1,024)
Total Deferred Tax Assets/(Liabilities)